Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
17.	INCOME TAXES

The provision (benefit) for income taxes for the years ended December 31, 2021 and 2020 were as follows, assuming a 21% and 21% effective tax rate, respectively:

	For the years ended December 31,
	2021	2020
Deferred tax provision:
Federal
Deferred tax asset	$4,029,359	$3,427,761
Valuation allowance	(4,029,359)	(3,427,761)
Total deferred tax provision	$-	$-

As of December 31, 2021, the Company had approximately $19,187,423 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2040.  The deferred tax liability balances as of December 31, 2021 and 2020 were zero and zero, respectively.  During the year ended December 31, 2018, it was determined that, due to the Company never having paid federal income taxes and having a large net operating loss (NOL), it is unlikely we will pay federal income taxes in the foreseeable future.

The Company provided a valuation allowance equal to the deferred income tax assets for the period from June 30, 2011 to December 31, 2021 because it is not presently known whether future taxable income will be sufficient to utilize the tax loss carryforwards.

The Company has no uncertain tax positions.